                                                            [METLIFE LETTERHEAD]

MetLife Insurance Company of Connecticut
One Cityplace
Hartford, CT 06103-3415

May 29, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: MetLife Insurance Company of Connecticut
    MetLife of CT Fund ABD II for Variable Annuities
    File Nos. 333-147885/811-07463
    (Portfolio Architect, Portfolio Architect Select, Premier Advisers (Class I) and Premier Advisers (Class II))
    Rule 497(j) Certification

Commissioners:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Fund ABD II for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information ("SAI"), dated April 28, 2008, as revised May 28, 2008, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the SAI contained in Post-Effective Amendment No. 2 for the Account filed electronically with the Commission on May 23, 2008.

If you have any questions, please contact me at (617) 578-4796.

Sincerely,


/s/ Paula Minella
Paula Minella
Counsel
Metropolitan Life Insurance Company